Retirement Benefits - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Compensation And Retirement Disclosure [Abstract]
Term of equivalent salary payable	15 days
Number of years of service for gratuity benefits to vest	5 years
Accumulated benefit obligation	$ 290,852	$ 247,312
Employee contribution percentage	12.00%
Employer contribution amount	$ 259,684	$ 279,396	$ 252,004